Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 25.0	$ 26.0	$ 17.0	$ 89.0	$ 24.0
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	9.0	15.0	14.0	46.0	18.0
Dividend income recognized on equity securities	0.0	4.0	1.0	7.0	3.0
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0